Accrued Salaries, Wages and Other Current Liabilities	12 Months Ended
Mar. 04, 2017
Accrued Salaries, Wages and Other Current Liabilities
Accrued Salaries, Wages and Other Current Liabilities

13. Accrued Salaries, Wages and Other Current Liabilities

Accrued salaries, wages and other current liabilities consisted of the following at March 4, 2017 and February 27, 2016:

	2017	2016
Accrued wages, benefits and other personnel costs	$426,097	$457,135
Accrued interest	66,352	65,729
Accrued sales and other taxes payable	141,420	155,999
Accrued store expense	173,630	198,356
Accrued reinsurance	145,904	166,238
Other	387,544	350,161

	$1,340,947	$1,393,618